Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The change in the carrying amount of goodwill for the year ended December
31,
2019,
is as follows:

	Year Ended December 31,
	2019	2018
Balance at January 1	$4,414	$3,413
Goodwill additions related to acquisitions	135,589	1,001
Goodwill impairment	(140,003)	—

Balance at December 31	$—	$4,414